Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2011
Derivative financial instruments [Abstract]
Interest rate swaps
Information regarding the interest rate swaps as of June 30, 2011 is as follows:

(in thousands)	Notional amount	Fair value of interest rate swaps	Increase in debt due to fair value adjustment
Fair value hedge related to long-term debt due in 2012	$84,847	$2,043	$1,383
Fair value hedge related to long-term debt due in 2014	198,000	591	499
Total fair value hedges	$282,847	$2,634	$1,882

Information regarding the interest rate swaps as of December 31, 2010 is as follows:

(in thousands)	Notional amount	Fair value of interest rate swaps	Increase in debt due to fair value adjustment
Fair value hedge related to long-term debt due in 2012	$210,000	$5,456	$4,879
Fair value hedge related to long-term debt due in 2014	-	-	-
Total fair value hedges	$210,000	$5,456	$4,879